STATUTORY RESERVES	12 Months Ended
Dec. 31, 2014
Statutory Reserves [Abstract]
STATUTORY RESERVES

20.

STATUTORY RESERVES

The Company’s subsidiaries and VIEs incorporated in the PRC are required on an annual basis to make appropriations to the statutory reserve based on after-tax net earnings at certain percentage of after-tax profit determined in accordance with PRC regulations.

The statutory reserve requires annual appropriations of 10% of after-tax profit (as determined at each year-end and after setting off against any accumulated losses from prior years) until such fund has reached 50% of VIEs’ registered capital. Appropriation to the statutory reserve fund must be made before distribution of dividends to stockholders. The statutory reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital.

As of December 31, 2014 and 2013, the statutory reserves have reached 50% of VIEs’ registered capital. No appropriation required in accordance with the PRC accounting rules and regulations.